Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2024
Non-current financial assets at fair value through other comprehensive income [abstract]
Non-current financial assets at fair value through other comprehensive income
11.
Non-current financial assets at fair value through other comprehensive income

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	81,783	64,479
	120,317	103,013

a)
Based on the Group’s business model, the foreign unlisted stocks held for strategic investments were elected to classify as Financial assets at fair value through other comprehensive income.
b)
Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	(46,419)	(217,785)	(17,304)

c)
No financial assets at fair value through other comprehensive income were pledged to others.
d)
Information about fair value measurement is provided in Note 40 b).